Equity Award Plans (Details) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
2002 Plan
Equity Award Plans
Number of shares authorized	4.3
Stock options
Equity Award Plans
Vesting period (in years)	3 years
Maximum term of options granted	P10Y
Restricted stock units
Equity Award Plans
Vesting period (in years)	3 years
Requisite continuous employment period (in years)	3 years